Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flow from operating activities
Income before tax	$ 4,857	$ 5,132
Finance (income) expenses, net	(579)	79
Adjustments for non-cash items:
Depreciation and amortization	1,826	582
Movements in credit loss allowance and write offs	525	140
Share option charge	724	818
Cash flows from operating activities before changes in working capital	7,353	6,751
Changes in working capital
Trade and other receivables	(5,085)	(1,257)
Trade and other payables	1,318	1,246
Cash flows generated by operating activities	3,586	6,740
Cash flows from investing activities
Acquisition of property and equipment	(143)	(30)
Acquisition of intangible assets	(2,069)	(313)
Acquisition of subsidiaries, net of cash acquired	(19,295)
Cash flows used in investing activities	(21,507)	(343)
Cash flows from financing activities
Interest paid	(120)	(120)
Principal paid on lease liability	(86)	(46)
Interest paid on lease liability	(50)	(49)
Cash flows used in financing activities	(256)	(215)
Net movement in cash and cash equivalents	(18,177)	6,181
Cash and cash equivalents at beginning of period	51,047	8,225
Net foreign exchange differences on cash and cash equivalents	199	(371)
Cash and cash equivalents at end of the period	$ 33,069	$ 14,035